Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Assets Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 64,177,493	$ 45,047,540
Insurance contract liabilities	(970,548,854)	(876,301,784)
Reinsurance Contract Assets	77,776,604	71,638,586
Life
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	32,407,291	20,274,503
Insurance contract liabilities	(229,591,953)	(611,293,387)
Reinsurance Contract Assets	48,350	345,940
Non Life
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	31,770,202	24,773,037
Insurance contract liabilities	(740,956,901)	(265,008,397)
Reinsurance Contract Assets	$ 77,728,254	$ 71,292,646